Acquisitions - Summary of Book Values of Identifiable Assets and Liabilities Acquired and Their Fair Value (Details) - At Fair Value - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Intangible assets	£ 17	£ 141
Current assets	20	41
Other assets	0	3
Other liabilities	0	(49)
Other current liabilities	(8)	(37)
Other non-current liabilities	(4)	(6)
Deferred tax liabilities	(4)	(34)
Net Assets	21	59
Non-controlling interests	0	(2)
Goodwill	34	298
Consideration	55	355
Cash	47	227
Payments due to vendors	£ 8	£ 128